Royalty, Stream and Working Interests	6 Months Ended
Jun. 30, 2023
Royalty, Stream and Working Interests
Royalty, Stream and Working Interests

Note 7 - Royalty, Stream and Working Interests

(a)	Royalty, Stream and Working Interests

Royalty, stream and working interests, net of accumulated depletion and impairment charges and reversals, comprised the following:

			Impairment
		Accumulated	(charges)
As at June 30, 2023	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,681.1	$(739.5)	$—	$941.6
Streams	4,697.6	(2,149.3)	—	2,548.3
Energy	1,958.9	(795.8)	—	1,163.1
Advanced	412.5	(56.2)	—	356.3
Exploration	87.3	(10.0)	—	77.3
	$8,837.4	$(3,750.8)	$—	$5,086.6
1.	Accumulated depletion includes previously recognized impairment charges and reversals.

			Impairments
		Accumulated	(charges)
As at December 31, 2022	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,582.7	$(716.9)	$—	$865.8
Streams	4,513.1	(2,065.7)	—	2,447.4
Energy	1,937.0	(755.5)	—	1,181.5
Advanced	426.6	(55.6)	—	371.0
Exploration	71.7	(9.9)	—	61.8
	$8,531.1	$(3,603.6)	$—	$4,927.5

1.	Accumulated depletion includes previously recognized impairment charges and reversals.

Changes in royalty, stream and working interests for the periods ended June 30, 2023 and December 31, 2022 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2022	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3
Additions	44.1	1.6	12.1	72.7	7.9	138.4
Depletion	(40.2)	(177.2)	(66.4)	(0.2)	—	(284.0)
Impact of foreign exchange	(41.1)	—	(22.5)	(10.3)	(2.3)	(76.2)
Balance at December 31, 2022	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5

Balance at January 1, 2023	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5
Additions	9.6	184.3	5.9	57.4	15.0	272.2
Disposals	—	—	—	(3.3)	—	(3.3)
Transfers	71.6	—	—	(71.6)	—	—
Depletion	(19.9)	(83.3)	(31.6)	(0.2)	—	(135.0)
Impact of foreign exchange	14.5	(0.1)	7.3	3.0	0.5	25.2
Balance at June 30, 2023	$941.6	$2,548.3	$1,163.1	$356.3	$77.3	$5,086.6

Of the total net book value as at June 30, 2023, $4,186.5 million (December 31, 2022 - $3,980.2 million) is depletable and $900.1 million (December 31, 2022 - $947.3 million) is non-depletable.

(b)	Disposal of Royalty Interest

On February 22, 2023, Marathon exercised its option to buy-back 0.5% of Franco-Nevada’s initial 2.0% NSR on the Valentine Gold project by paying $7.0 million to Franco-Nevada. Franco-Nevada acquired the initial NSR on February 21, 2019 for $13.7 million (C$18.0 million). The carrying value of the NSR portion subject to the buy-back was $3.3 million (C$4.5 million). The Company recognized a gain on disposal of $3.7 million in the consolidated statement of income and comprehensive income for the six months ended June 30, 2023.